Rule 497(e)
File Nos. 333-151805; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SEPARATE ACCOUNT ELEVEN

333-151805    HV-6778 - Premier Innovations (Series II)
_____________________________
Supplement dated September 20, 2023 to your Prospectus dated May 1, 2023
This Supplement dated September 20, 2023 amends certain information contained in the Prospectus dated May 1, 2023.
Fund Liquidation and Termination
The Board of Trustees of The UBS Funds has approved a Plan of Liquidation (the “Liquidation”) pursuant to which it is expected that the UBS Dynamic Alpha Fund– Class A (the “Fund”) will be liquidated and dissolved.
Effective on or about October 10, 2023 (the “Liquidation Date”), shareholders of the Fund will receive proceeds in proportion to the number of shares held by it on the Liquidation Date. As part of the Liquidations of the Fund, the Fund was closed to new investments as if July 10, 2023.
Prior to the Liquidation Date, you are permitted to make one special transfer of all your Participant Account value invested in the Fund Sub-Account to other investment options currently offered under your Contract. In addition, you must re-direct all future Contributions from the Fund Sub-Account to another Sub-Account available under your Contract. This one special transfer will not be counted towards any limitations on transfers under your Contract.
Effective as of the close of business on the Liquidation Date, any Asset Rebalancing Program or other administrative program that includes transfers of Participant Account values or allocations to the Fund Sub-Account will be terminated.
Upon completion of the Liquidation, all references in the Prospectus to the Fund will be hereby deleted.
Appendix A – Underlying Funds Changes
Effective immediately, the Subadvisers for the below-listed funds in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 are changed as expressed in the updated Appendix A – Underlying Funds table below in this Supplement.
Delaware Ivy Asset Strategy Fund - Class Y	Delaware Ivy Science & Technology Fund - Class Y
Delaware Ivy Large Cap Growth Fund - Class Y	Delaware Ivy Small Cap Growth Fund - Class Y
Delaware Ivy Natural Resources Fund - Class Y
Also effective immediately, the Current Expenses for the below-listed funds in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 are changed as expressed in the updated Appendix A – Underlying Funds table below in this Supplement.
Allspring Utility and Telecommunications Fund - Class A	Delaware Ivy Natural Resources Fund - Class Y
American Century Diversified Bond Fund - Class A	Goldman Sachs High Yield Fund - Class A
American Century Ginnie Mae Fund - Class A	PIMCO Real Return Fund - Class A
American Century Growth Fund - Class A	PIMCO Total Return ESG Fund - Admin Class
American Century Mid Cap Value Fund - Class A	PIMCO Total Return Fund - Class A

Delaware Ivy Asset Strategy Fund - Class Y	Pioneer Fundamental Growth Fund - Class A
All other information contained in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 remains unchanged.
Appendix A – Underlying Funds
FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Utilities	Allspring Utility and Telecommunications Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.04%	-3.42%	8.59%	9.34%
US Fund Intermediate Core Bond	American Century Diversified Bond Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.85%	-14.17%	-0.56%	0.54%
US Fund Intermediate Government	American Century Ginnie Mae Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.80%	-11.72%	-1.01%	-0.09%
US Fund Large Growth	American Century Growth Fund - Class A* Adviser: American Century Investment Management Inc Subadviser: N/A	1.17%	-31.61%	9.22%	12.09%
US Fund Mid-Cap Value	American Century Mid Cap Value Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.23%	-1.67%	6.42%	10.65%
US Fund Global Allocation	Delaware Ivy Asset Strategy Fund - Class Y Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited	1.12%	-13.42%	5.17%	4.54%
US Fund Large Growth	Delaware Ivy Large Cap Growth Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited	0.89%	-27.03%	11.59%	13.84%
US Fund Natural Resources	Delaware Ivy Natural Resources Fund - Class Y* (Closed to Contracts issued on or about 8/1/2012) Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited	1.36%	17.76%	1.89%	0.28%

FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Technology	Delaware Ivy Science & Technology Fund - Class Y (Closed to Contracts issued on or about 8/1/2012) Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited	1.20%	-32.41%	8.64%	12.14%
US Fund Small Growth	Delaware Ivy Small Cap Growth Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited	1.14%	-27.65%	4.35%	9.51%
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.98%	-12.67%	1.06%	2.75%
US Fund Inflation- Protected Bond	PIMCO Real Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	1.07%	-12.22%	1.71%	0.64%
US Fund Intermediate Core- Plus Bond	PIMCO Total Return ESG Fund - Admin Class Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.86%	-15.79%	-0.58%	0.59%
US Fund Intermediate Core- Plus Bond	PIMCO Total Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.83%	-14.40%	-0.31%	0.75%
US Fund Large Growth	Pioneer Fundamental Growth Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.02%	-20.77%	10.56%	12.94%

* This Fund’s Current Expenses reflect a temporary fee reduction.

This Supplement must be accompanied by and read in conjunction with the current Prospectus dated May 1, 2023. Please read this Supplement carefully and retain it for future reference.

2023-PROSUPP-29-HV6778